LONG-TERM LOANS FROM BANKS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified								1 Months Ended
	Dec. 31, 2012 Jazz [Member]	Jun. 30, 2010 Jazz [Member]	Sep. 30, 2008 Jazz [Member]	Dec. 31, 2012 Loans Payable [Member]	Dec. 31, 2011 Loans Payable [Member]	Sep. 30, 2006 September 2006 Amendment [Member]	Dec. 31, 2010 2010 Definitive Agreements [Member]	Dec. 31, 2011 2011 Letter Agreement [Member]	Mar. 31, 2011 2011 Letter Agreement [Member]	Dec. 31, 2012 2011 Letter Agreement [Member]	Feb. 28, 2011 2011 Letter Agreement [Member]	Dec. 31, 2012 GE Credit Line [Member]	May 31, 2012 GE Credit Line [Member]
Line of Credit Facility [Line Items]
Amount outstanding (after fair value adjustments, applicable)				$ 119,992	$ 109,145					$ 131,000		$ 13,347
Maximum borrowing amount		45,000	55,000										50,000
Borrowing availability	27,000											30,000
Basis spread over variable interest rate				2.75%		1.10%	2.75%						2.60%
Repayment of debt								15,000	15,000
Deposit, reserved for payment of debt obligations											50,000
Repayments in 2013				25,000
Repayments in 2014				80,000
Repayments in 2015				$ 26,000